Document and Entity Information	Jun. 23, 2026
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	GrabAGun Digital Holdings Inc.
Entity Central Index Key	0002051380
Document Period End Date	Jun. 23, 2026